Label	Element	Value
Innovator IBD® ETF Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001415726_SupplementTextBlock	Innovator ETFs Trust (the “Trust”) Innovator IBD® ETF Leaders ETF (the “Fund”) Supplement To the Fund’s Prospectus and Statement of Additional Information Dated March 1, 2019 Dated April 12, 2019
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator IBD® ETF Leaders ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.	The penultimate sentence of the fourth paragraph of the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

All Underlying Funds with a qualifying rating are selected for inclusion in the Index and are grouped by Morningstar Global Category sector. The Index allocates weight equally among the sectors represented by Index constituents. The weight allocated to each sector is then subdivided equally among the Underlying Funds comprising each sector.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
2.	The following disclosure is added after “Active Markets Risk” in the section entitled “Principal Risks”:

Asset Concentration Risk. The Index, and therefore the Fund, may be composed of a very small number of ETFs. Therefore, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those ETFs to which it has significant exposure. A concentration makes the Fund more susceptible to any single occurrence affecting the Underlying Funds and may subject the Fund to greater market risk than more diversified funds.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please Keep This Supplement With Your Prospectus For Future Reference